Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund	Dec. 30, 2024
Operating Expenses:
Management fee	0.84%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.87%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.